NYSE

15008617

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

January 12, 2016

Received SEC

JAN 12 2016

Washington, DC 20549

CERT NYS
File No. 001-09246

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration shares of the following notes of Barclays PLC under the Exchange Act of 1934:

- 3.25% Fixed Rate Senior Notes due 2021
- 4.375% Fixed Rate Senior Notes due 2026

Sincerely,

Silvio Conte